Bruce Fund, Inc.
Schedule of Investments
March 31, 2023 - (Unaudited)
COMMON STOCKS — 63.4% Shares Fair Value
Communications — 4.5%
AT&T, Inc. 1,050,000 $ 20,212,500
Sirius XM Holdings, Inc. 657,843 2,611,637
22,824,137
Energy — 0.0%
(a)
PetroQuest Energy, Inc.
(b) (c) (d)
28,343 14,171
Financials — 3.3%
Allstate Corp. (The) 150,000 16,621,500
Health Care — 23.8%
908 Devices, Inc.
(d)
68,286 587,260
Abbott Laboratories 154,500 15,644,670
AbbVie, Inc. 170,000 27,092,900
Bausch Health Cos., Inc. (Canada)
(d)
800,000 6,480,000
Caribou Biosciences, Inc.
(d)
100,000 531,000
EDAP TMS SA - ADR (France)
(d)
529,794 5,864,820
Fate Therapeutics, Inc.
(d)
200,000 1,140,000
IGM Biosciences, Inc.
(d)
55,000 755,700
Kodiak Sciences, Inc.
(d)
473,000 2,932,600
LAVA Therapeutics N.V. (Netherlands)
(d)
671,874 1,115,311
MannKind Corp.
(d)
195,073 799,799
Merck & Co., Inc. 280,000 29,789,199
Organon & Co. 30,000 705,600
Paratek Pharmaceuticals, Inc.
(d)
1,427,412 3,625,627
Personalis, Inc.
(d)
150,000 414,000
Pfizer, Inc. 500,000 20,400,000
Supernus Pharmaceuticals, Inc.
(d)
82,105 2,974,664
Viatris, Inc. 55,835 537,133
121,390,283
Industrials — 8.6%
Insteel Industries, Inc. 343,423 9,554,028
U-Haul Holding Co. 68,000 4,056,200
U-Haul Holding Co., Class B 580,000 30,073,000
43,683,228
Materials — 0.9%
Ashland Global Holdings, Inc. 15,000 1,540,650
Newmont Corp. 65,600 3,215,712
4,756,362
Technology — 1.8%
Apple, Inc. 55,000 9,069,500
Utilities — 20.6%
Avista Corp. 200,000 8,490,000
CMS Energy Corp. 400,000 24,551,999
Duke Energy Corp. 250,000 24,117,500
NextEra Energy, Inc. 310,000 23,894,800

Bruce Fund, Inc.
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)
Restricted Securities
COMMON STOCKS — 63.4% - continued Shares Fair Value
Utilities — 20.6% - continued
Xcel Energy, Inc. 360,000 $ 24,278,400
105,332,699
Total Common Stocks (Cost $186,812,828) 323,691,880
U.S. GOVERNMENT BONDS — 4.7%
Principal
Amount Fair Value
U.S. Treasury "Strips", 0.00% , 2/15/2036 $ 20,000,000 13,079,161
U.S. Treasury "Strips", 0.00% , 2/15/2041 10,000,000 5,245,389
U.S. Treasury "Strips", 0.00% , 5/15/2049 15,000,000 5,732,451
Total U.S. Government Bonds (Cost $25,272,253) 24,057,001
CONVERTIBLE CORPORATE BONDS — 2.8%
Health Care — 2.8%
Acorda Therapeutics, Inc., 6.00%, 12/1/2024 5,000,000 3,250,456
Paratek Pharmaceuticals, Inc., 4.75%, 5/1/2024 15,000,000 11,096,613
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/2019
(b) (c)(e) (f)
1,500,000 150
Total Convertible Corporate Bonds (Cost $20,048,334) 14,347,219
MONEY MARKET FUNDS - 28.4% Shares
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional
Class, 4.73%
(g)
144,846,534 144,846,534
Total Money Market Funds (Cost $144,846,534) 144,846,534
Total Investments — 99.3% (Cost $376,979,949) 506,942,634
Other Assets in Excess of Liabilities — 0.7% 3,488,340
NET ASSETS — 100.0% $ 510,430,974
(a) Rounds to less than 0.05%.
(b) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(c) Illiquid security. The total fair value of these securities as of March 31, 2023 was $14,321, representing
0.0% of net assets.
(d) Non-income producing security.
(e) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as March 31, 2023 was $150, representing 0.0% of net assets.
(f) In default.
(g) Rate disclosed is the seven day effective yield as of March 31, 2023.
ADR - American Depositary Receipt

Bruce Fund, Inc.
Schedule of Investments (continued)
March 31, 2023 - (Unaudited)
The Fund has acquired securities, the sale of which is restricted, through private placement. At
March 31, 2023, the aggregate market value of such securities listed below amounted to $150, or
0.0% of the Fund’s net assets. 100% of the restricted securities are valued according to fair value procedures approved by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.
The table below shows the restricted securities held by the Fund as of March 31, 2023:
Issuer Description
Acquisition
Date
Principal
Amount Cost  Value
Convertible Corporate Bonds
Synergy Pharmaceuticals, Inc., 7.50%,
11/1/19
3/4/2015  $1,500,000  $702,290  $150
Restricted Securities
COMMON STOCKS — 63.4% - continued Shares Fair Value
Utilities — 20.6% - continued
Xcel Energy, Inc. 360,000 $ 24,278,400
105,332,699
Total Common Stocks (Cost $186,812,828) 323,691,880
U.S. GOVERNMENT BONDS — 4.7%
Principal
Amount Fair Value
U.S. Treasury "Strips", 0.00% , 2/15/2036 $ 20,000,000 13,079,161
U.S. Treasury "Strips", 0.00% , 2/15/2041 10,000,000 5,245,389
U.S. Treasury "Strips", 0.00% , 5/15/2049 15,000,000 5,732,451
Total U.S. Government Bonds (Cost $25,272,253) 24,057,001
CONVERTIBLE CORPORATE BONDS — 2.8%
Health Care — 2.8%
Acorda Therapeutics, Inc., 6.00%, 12/1/2024 5,000,000 3,250,456
Paratek Pharmaceuticals, Inc., 4.75%, 5/1/2024 15,000,000 11,096,613
Synergy Pharmaceuticals, Inc., 7.50%, 11/1/2019
(b) (c)(e) (f)
1,500,000 150
Total Convertible Corporate Bonds (Cost $20,048,334) 14,347,219
MONEY MARKET FUNDS - 28.4% Shares
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional
Class, 4.73%
(g)
144,846,534 144,846,534
Total Money Market Funds (Cost $144,846,534) 144,846,534
Total Investments — 99.3% (Cost $376,979,949) 506,942,634
Other Assets in Excess of Liabilities — 0.7% 3,488,340
NET ASSETS — 100.0% $ 510,430,974
(a) Rounds to less than 0.05%.
(b) Security is currently being valued according to the fair value procedures approved by the Board of
Directors.
(c) Illiquid security. The total fair value of these securities as of March 31, 2023 was $14,321, representing
0.0% of net assets.
(d) Non-income producing security.
(e) Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The
security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The total fair value of these securities as March 31, 2023 was $150, representing 0.0% of net assets.
(f) In default.
(g) Rate disclosed is the seven day effective yield as of March 31, 2023.
ADR - American Depositary Receipt